Revenue Recognition	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Note 19. Revenue Recognition
Disaggregation of Revenue
The following table provides disaggregated detail of the Company's revenue by major source for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
ASC 606 membership and service revenue	$2,207	$1,567	$2,418
ASC 842 rental and service revenue	994	900	715
Total membership and service revenue	3,201	2,467	3,133
Other revenue(1)	44	103	283
Total revenue	$3,245	$2,570	$3,416

(1)During the years ended December 31, 2022, 2021 and 2020, the Company recognized cost of revenue in the amount of $35 million, $91 million and $249 million, respectively, in connection with the Company's former Powered by We on-site office design, development and management solutions and costs of providing various other products and services not directly related to the Company’s core space-as-a-service offerings, included in selling, general and administrative expenses on the Consolidated Statements of Operations.
Upon the sale of the Company's 424 Fifth Property in March 2020 (as discussed in Note 10), a wholly owned subsidiary of the Company entered into an escrow and construction agreement with the buyer for approximately $0.2 billion to finalize the core and shell infrastructure work of the property. These funds were held in escrow upon closing of the sale and are available to pay construction costs, contingencies, and cost overruns. The $0.2 billion is expected to be earned by the Company over the period in which the development is completed. During the years ended December 31, 2022, 2021 and 2020, the Company recognized approximately $23 million, $69 million and $62 million, respectively, in revenue related to this development agreement, included as a component of other revenues. At closing, WeWork Companies LLC provided the buyer a guaranty of completion for the core and shell construction work of the property and the Company is obligated for any overruns if the amounts in escrow are not sufficient to cover the required construction costs.
Contract Balances
The following table provides information about contract assets and deferred revenue from contracts with customers recognized in accordance with ASC 606:

	December 31,
(Amounts in millions)	2022	2021
Contract assets (included in Accounts receivable and accrued revenue, net)	$1	$28
Contract assets (included in Other current assets)	7	10
Contract assets (included in Other assets)	17	14
Deferred revenue	(51)	(42)

Revenue recognized in accordance with ASC 606 during the years ended December 31, 2022 and 2021 included in Deferred revenue as of January 1 of the respective years was $26 million and $38 million, respectively.
Assets Recognized from the Costs to Obtain a Contract with a Customer
Prepaid member referral fees and deferred sales incentive compensation were included in the following financial statement line items on the accompanying Consolidated Balance Sheets:

	December 31,
(Amounts in millions)	2022	2021
Prepaid expenses	$55	$52
Other assets	21	23

The amortization of these costs is included as a component of selling, general and administrative expenses in the accompanying Consolidated Statements of Operations.

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Amortization of capitalized costs to obtain a contract with a customer	$90	$67	$94

Allowance for Credit Loss
The following table provides a summary of changes of the allowance for credit loss for the years ended December 31, 2022 and 2021:

	December 31,
(Amounts in millions)	2022	2021
Balance at beginning of period	$63	$108
Provision charged to expense	4	15
Write-offs	(19)	(43)
Changes for member collectability uncertainty(1)	(33)	(16)
Effect of foreign currency exchange rate changes	(2)	(1)
Balance at end of period	$13	$63

(1)Commencing in 2020, the Company actively monitored its accounts receivable balances in response to COVID-19 and also ceased recording revenue on certain existing contracts where collectability is not probable. As of December 31, 2022, the Company determined collectability was not probable and did not recognize revenue totaling approximately $4 million on such contracts, net of recoveries and write-offs since 2020, the beginning of the COVID-19 pandemic.
Remaining Performance Obligations
The aggregate amount of the transaction price allocated to the Company's remaining performance obligations that represent contracted customer revenues that have not yet been recognized as revenue as of December 31, 2022, that will be recognized as revenue in future periods over the life of the customer contracts in accordance with ASC 606 was over $1.5 billion. Over half of the remaining performance obligation as of December 31, 2022 is scheduled to be recognized as revenue within the next twelve months, with the remaining to be recognized over the remaining life of the customer contracts, the longest of which extends through 2032.
Approximate future minimum lease cash flows to be received over the next five years and thereafter for non-cancelable membership agreements accounted for as leases in accordance with ASC 842 in effect at December 31, 2022 are as follows:

(Amounts in millions)	ASC 842 Revenue
2023	$648
2024	308
2025	148
2026	65
2027	37
2028 and beyond	32
Total	$1,238

The combination of the remaining performance obligation to be recognized as revenue under ASC 606 plus the remaining future minimum lease cash flows of the Company’s member contracts that qualify as leases is comparable to what the Company has historically referred to as “Committed Revenue Backlog”, which totaled over $2.5 billion and $3.0 billion as of December 31, 2022 and 2021, respectively. The Company has excluded from these amounts contracts with variable consideration where revenue is recognized using the right to invoice practical expedient.